Related-party transactions (Details 3) - ARS ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Reserve Quantities [Line Items]
Trade payables	$ (920)	$ (1,287)
Trade payables	920	1,287
Other payables	(266)	(269)
S a c m e member
Reserve Quantities [Line Items]
Other receivables - noncurrent	3	5
Other receivables - current	0	1
Other payables	(38)	(37)
E d e l c o s s a member
Reserve Quantities [Line Items]
Trade payables	(205)	0
Trade payables	205	0
Andina p l c member
Reserve Quantities [Line Items]
Other payables	$ (228)	$ (232)